Retirement Benefits - Weighted Average Durations of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lump-sum severance indemnity plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	10 years 7 months 6 days	11 years 2 months 12 days	12 years
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	14 years 2 months 12 days	15 years 4 months 24 days	16 years 4 months 24 days